Equity	12 Months Ended
Dec. 31, 2017
Disclosure of classes of share capital [abstract]
Equity
Note 22 - Equity

A.	Share capital

	December 31
	Number of Ordinary shares
	2017	2016
	Thousands of shares of
	NIS 0.01 par value
Issued and paid-in share capital as of January 1	47,619	42,352
Issuance of share capital to investors, see note 22C(2)	2,080	3,917
Exercise of warrants by investors, see note 22C(1)	-	134
Exercise of share options by employees , see note 23	2,383	1,216

Issued and paid-in share capital as of December 31	52,082	47,619
Authorized share capital	75,000	75,000

The holders of ordinary shares are entitled to receive dividends, if declared, and are entitled to one vote per share at general meetings of the Company.

B.	Warrants held by investors

	December 31
	Number of options
	2017		2016
	Thousands of options and warrants of
	NIS 0.01 par value
Number of outstanding options and warrants as of January 1	-		134
Issued during the period	2,420	(*)	-
Exercised during the period	-		(134)

Number of outstanding options and warrants as of December 31	2,420		-

(*) The amount of 2,420 thousand warrants represent the number of shares to be issued, pursuant to exercise of 1,210 thousand warrants issued to Medtronic, in connection with a private issuance in 2017. For further details see note 22(C)(2).

C.	Issuances of share capital

(1)	Private placement - 2011

As part of private placement that took place in 2011, the Company allotted options, as to the following:

(1)
The Phoenix Insurance Company Ltd., for itself and for other companies of the Phoenix Group (together Phoenix), on the basis of an internal distribution agreed to by the parties, 2,000,000 ordinary shares of the Company with a par value of NIS 0.01, and 800,000 non-marketable options that will not be listed for trading and are exercisable into 800,000 ordinary shares of the Company with a par value of NIS 0.01 over a period of five years from the date of their allotment at an exercise price of NIS 14 (approximately USD 3.88) per option.

(2)
Leader Issuances (1993) Ltd. 421,053 ordinary shares of the Company with a par value of NIS 0.01, and 168,421 non-marketable options that will not be listed for trading and are exercisable into 168,421 ordinary shares of the Company with a par value of NIS 0.01 over a period of five years from the date of closing at an exercise price of NIS 14 (approximately USD 3.88) per option.

According to the binomial model, on the grant date the fair value of each one of the options is USD 1.02 and the fair value of all the options allotted to the offerees is USD 995 thousand.

The Company split the overall consideration from the issuance pro rata to the fair value of the equity instruments that were issued so that an amount of USD 825 thousand was recognized as proceeds from options and an amount of USD 5,561 thousand was included in share capital and premium.

On February 21, 2016 following exercise of the warrants, the Company issued an aggregate of 134,421 Ordinary Shares for total aggregate consideration of NIS 1,882 thousand (approximately USD 481 thousand).

(2)	Private issuance - 2016-2017

On May 16, 2016, the Company entered into two strategic agreements with Medtronic. One agreement is a two-phase Exclusive Lead Sharing and Distribution Agreement which provides for co-promotion, co-development and, upon meeting certain milestones, potential global distribution of the Mazor X System. The second agreement is a Purchase Agreement which provides for a three-tranche equity investment by Medtronic in Mazor.

On May 25, 2016, the Company issued to Medtronic 1,042,992 ADSs, representing 2,085,984 ordinary shares, par value NIS 0.01, at a price of  USD 11.42 per ADS, bringing total gross proceeds from the issuance to USD 11,911 thousands before deducting issuance expenses payable by the Company.

The total issuance expenses amounted to approximately USD 265 thousands.

On August 11, 2016, the Company issued to Medtronic 915,692 ADSs, representing 1,831,384 ordinary shares, par value NIS 0.01, the at a price of  USD 21.84 per ADS, bringing total gross proceeds from the issuance to USD 20,000 thousands before deducting issuance expenses payable by the Company. The total issuance expenses amounted to approximately USD 249 thousands.

On September 11, 2017, the Company issued to Medtronic 1,040,106 ADSs, representing 2,080,212 ordinary shares, par value NIS 0.01, the at a price of  USD 38.46 per ADS, bringing total gross proceeds from the issuance to USD 40,000 thousands before deducting issuance expenses payable by the Company. The Company also issued to Medtronic warrants to purchase an additional 1,210,000 million Mazor ADSs, representing 2,420,000 million ordinary shares, at an exercise price of USD 44.23 per ADS. Medtronic has the right to exercise the warrants in whole or in part, for cash, and they expire on March 10, 2019. The total issuance expenses amounted to approximately USD 22 thousands.

For further details on the agreement and the potential fourth investment tranche (by exercise of warrants), please refer to Note 1(C).